LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
LEASES

11.    LEASES

Leases primarily pertain to certain controlled aircraft, corporate headquarters, and operational facilities, including aircraft hangars, which are all accounted for as operating leases.

Our leases do not contain residual value guarantees, covenants, or other associated restrictions. We have certain variable lease agreements with aircraft owners that contain payment terms based on an hourly lease rate multiplied by the number of flight hours during a month. Variable lease payments were $4.3 million and $8.9 million for the three and six months ended June 30, 2021, respectively, and $2.3 million and $5.2 million for the three and six months ended June 30, 2020, respectively.

The components of net lease cost are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Operating lease costs	$9,703	$5,331	$17,257	$9,392
Short-term lease costs	5,760	4,503	12,808	8,178
Total lease costs	$15,463	$9,834	$30,065	$17,570

Costs related to leased aircraft and operational facilities were $13.7 million and $26.8 million for the three and six months ended June 30, 2021, respectively, and $7.7 million and $14.3 million for the three and six months ended June 30, 2020, respectively, and are included in cost of revenue in the consolidated statements of operations. Costs related to leased corporate headquarters and other office space including expenses for non-lease components were $1.6 million and $3.2 million for the three and six months ended June 30, 2021, respectively, and $2.1 million and $3.2 million for the three and six months ended June 30, 2020, respectively, and are included in general and administrative expense in the consolidated statements of operations.

Supplemental cash flow information related to leases are as follows (in thousands):

	Six Months Ended
	June 30,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows paid for operating leases	$17,711	$10,058
Right-of-use assets obtained in exchange for operating lease obligations	$64,518	$49,631

Supplemental balance sheet information related to leases are as follows:

	June 30,	December 31,
	2021	2020
Weighted-average remaining lease term (in years):
Operating leases	6.6	7.5
Weighted-average discount rate:
Operating leases	9.5%	9.5%

Maturities of lease liabilities, as of June 30, 2021, are as follows (in thousands):

Operating
Year ending December 31,	Leases
2021	$19,741
2022	35,430
2023	29,719
2024	18,294
2025	13,813
Thereafter	51,223
Total lease payments	168,220
Less: Imputed interest	(45,594)
Total lease obligations	$122,626

12.    LEASES

Leases primarily pertain to certain controlled aircraft, corporate headquarters, and operational facilities, including aircraft hangars, which are all accounted for as operating leases. We sublease the corporate headquarters and aircraft hangar at CVG from Delta. Certain of these operating leases have renewal options to further extend for additional time periods at our discretion.

Our leases do not contain residual value guarantees, covenants, or other associated restrictions. As a result of our acquisition of WUPJ, we have certain variable lease agreements with aircraft owners that contain payment terms based on an hourly lease rate multiplied by the number of flight hours during a month. Variable lease payments are not included in the right-of-use asset and lease liability balances but rather are expensed as incurred. Variable lease payments were $9.5 million for the year ended December 31, 2020.

The components of net lease cost are as follows (in thousands):

	Year Ended December 31,
	2020	2019
Operating lease costs	$19,810	$8,078
Short-term lease costs	17,217	1,853
Less: Sublease income	—	(375)
Total lease costs	$37,027	$9,556

Costs related to leased aircraft and operational facilities were $24.1 million and $7.8 million for the years ended December 31, 2020 and 2019, respectively, and are included in cost of revenue in the consolidated statements of operations. Costs related to leased corporate headquarters and other office space including expenses for non-lease components were $6.5 million and $2.1 million for the years ended December 31, 2020 and 2019, respectively, and are included in general and administrative expense in the consolidated statements of operations.

Under the lease accounting guidance in effect for the year ended December 31, 2018, rent expense included in cost of revenue and general and administrative expense were $6.8 million and $1.9 million, respectively. Rental income resulting from a subleasing arrangement for the year ended December 31, 2018 was $0.5 million.

Supplemental cash flow information related to leases are as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows paid for operating leases	$19,889	$9,734
Right-of-use assets obtained in exchange for operating lease obligations	$68,152	$126

Supplemental balance sheet information related to leases are as follows:

	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	7.5	2.7
Weighted-average discount rate:
Operating leases	9.5%	9.6%

Maturities of lease liabilities are as follows (in thousands):

Year Ending December 31,	Operating Leases
2021	$22,053
2022	18,620
2023	14,409
2024	7,041
2025	5,056
Thereafter	35,197
Total lease payments	102,376
Less: Imputed interest	(30,160)
Total lease obligations	$72,216